UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

Semiannual report

U.S. core equity mutual fund

Delaware Large Cap Core Fund

April 30, 2014

This Fund is available only to certain residents of certain states.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Large Cap Core Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Large Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2013 to April 30, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

Delaware Large Cap Core Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratio	Expenses Paid During Period 11/1/13 to 4/30/14*
Actual Fund return†
Class A	$1,000.00	$1,072.70	0.95%	$4.88
Institutional Class	1,000.00	1,072.70	0.95%	4.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Institutional Class	1,000.00	1,020.08	0.95%	4.76

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and

top 10 equity holdings

Delaware Large Cap Core Fund	As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	99.84%
Basic Materials	4.79%
Business Services	1.52%
Capital Goods	11.32%
Communication Services	3.00%
Consumer Discretionary	5.45%
Consumer Services	1.00%
Consumer Staples	7.52%
Credit Cyclicals	1.37%
Energy	11.28%
Financials	16.08%
Healthcare	15.20%
Media	3.33%
Real Estate	0.60%
Technology	15.72%
Transportation	1.66%
Short-Term Investments	1.04%
Total Value of Securities	100.88%
Liabilities Net of Receivables and Other Assets	(0.88%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
United Technologies	3.67%
Apple	3.23%
Chevron	2.93%
Gilead Sciences	2.87%
Schlumberger	2.78%
Pfizer	2.71%
Microsoft	2.36%
JPMorgan Chase	2.33%
Citigroup	2.23%
Wells Fargo	2.06%

Schedule of investments

Delaware Large Cap Core Fund	April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.84%
Basic Materials – 4.79%
Eastman Chemical	430	$37,483
Huntsman	1,140	28,557
International Paper	420	19,593
MeadWestvaco	1,170	45,712

		131,345

Business Services – 1.52%
Republic Services	1,190	41,757

		41,757

Capital Goods – 11.32%
Deere	340	31,736
Eaton	670	48,669
Esterline Technologies †	183	19,951
General Electric	1,500	40,335
Honeywell International	515	47,843
Parker Hannifin	170	21,570
United Technologies	850	100,581

		310,685

Communication Services – 3.00%
American Tower	430	35,914
AT&T	1,300	46,410

		82,324

Consumer Discretionary – 5.45%
DSW Class A	540	18,030
Macy’s	830	47,667
Nordstrom	680	41,670
Tractor Supply	320	21,517
Urban Outfitters †	580	20,680

		149,564

Consumer Services – 1.00%
McDonald’s	270	27,372

		27,372

Consumer Staples – 7.52%
CVS Caremark	660	47,995
General Mills	590	31,282
Kimberly-Clark	260	29,185
Procter & Gamble	640	52,832
Starbucks	640	45,197

		206,491

	Number of shares	Value (U.S. $)
Common Stock (continued)
Credit Cyclicals – 1.37%
Ford Motor	2,330	$37,629

		37,629

Energy – 11.28%
Chevron	640	80,333
EOG Resources	440	43,120
Exxon Mobil	290	29,699
Marathon Oil	1,450	52,417
Occidental Petroleum	290	27,767
Schlumberger	750	76,163

		309,499

Financials – 16.08%
AFLAC	830	52,058
BlackRock	90	27,090
Capital One Financial	550	40,645
Citigroup	1,280	61,325
Evercore Partners Class A	390	20,838
IntercontinentalExchange Group	160	32,710
Invesco	810	28,520
JPMorgan Chase	1,140	63,817
Prudential Financial	320	25,818
Raymond James Financial	640	31,808
Wells Fargo	1,140	56,590

		441,219

Healthcare – 15.20%
AbbVie	950	49,476
Celgene †	325	47,778
Express Scripts Holdings †	650	43,277
Gilead Sciences †	1,005	78,882
Pfizer	2,377	74,352
Thermo Fisher Scientific	460	52,440
UnitedHealth Group	665	49,902
Zoetis	700	21,182

		417,289

Media – 3.33%
Comcast Special Class A	1,090	55,623
Viacom Class B	420	35,692

		91,315

Schedule of investments

Delaware Large Cap Core Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Real Estate – 0.60%
National Retail Properties	480	$16,382

		16,382

Technology – 15.72%
Accenture Class A	490	39,308
Apple	150	88,513
Avago Technologies	430	27,305
EMC	1,810	46,698
Facebook Class A †	410	24,510
Google Class A †	60	32,093
Microsoft	1,600	64,640
QUALCOMM	690	54,310
Salesforce.com †	500	25,825
Texas Instruments	620	28,179

		431,381

Transportation – 1.66%
Union Pacific	240	45,703

		45,703

Total Common Stock (cost $1,897,004)		2,739,955

	Principal amount°
Short-Term Investments – 1.04%
Repurchase Agreements – 0.87%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $4,582 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $4,674)	4,582	4,582
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $1,528 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $1,558)	1,528	1,528
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $17,890 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $18,248)	17,890	17,890

		24,000

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligation - 0.17%≠
U.S. Treasury Bill 0.093% 11/13/14	4,534	$4,533

		4,533

Total Short-Term Investments (cost $28,532)		28,533

Total Value of Securities – 100.88% (cost $1,925,536)		$2,768,488

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Large Cap Core Fund	April 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$2,739,955
Short-term investments, at value[2]	28,533
Cash	1,654
Dividends receivable	3,211
Receivable from investment manager	7,325

Total assets	2,780,678

Liabilities:
Payable for securities purchased	13,947
Audit fees payable	13,368
Printing fees payable	7,971
Other accrued expenses	1,050
Other affiliates payable	85
Trustees’ fees and expenses payable	7

Total liabilities	36,428

Total Net Assets	$2,744,250

Net Assets Consist of:
Paid-in capital	$1,998,741
Undistributed net investment income	8,877
Accumulated net realized loss on investments	(106,320)
Net unrealized appreciation of investments	842,952

Total Net Assets	$2,744,250

[1] Investments, at cost	$1,897,004
[2] Short-term investments, at cost	28,532

Net Asset Value
Class A:
Net assets	$19,525
Shares of beneficial interest outstanding, unlimited authorization, no par	1,604
Net asset value per share	$12.17
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.91

Institutional Class:
Net assets	$2,724,725
Shares of beneficial interest outstanding, unlimited authorization, no par	223,901
Net asset value per share	$12.17

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Large Cap Core Fund	Six months ended April 30, 2014 (Unaudited)

Investment Income:
Dividends	$27,820
Interest	5
Foreign tax withheld	(22)

27,803

Expenses:
Management fees	8,616
Distribution expenses – Class A	24
Audit and tax	20,065
Reports and statements to shareholders	10,727
Registration fees	2,078
Dividend disbursing and transfer agent fees and expenses	520
Accounting and administration expenses	470
Custodian fees	315
Legal fees	186
Trustees’ fees and expenses	70
Other	1,670

44,741
Less expenses waived	(32,116)
Less waived distribution expenses – Class A	(24)

Total operating expenses	12,601

Net Investment Income	15,202

Net Realized and Unrealized Gain:
Net realized gain on investments	111,747
Net change in unrealized appreciation (depreciation) of investments	59,597

Net Realized and Unrealized Gain	171,344

Net Increase in Net Assets Resulting from Operations	$186,546

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Large Cap Core Fund

	Six months ended 4/30/14 (Unaudited)	5/1/13 to 10/31/13*	Year ended 4/30/13
Increase in Net Assets from Operations:
Net investment income	$15,202	$13,598	$21,442
Net realized gain	111,747	61,619	56,999
Net change in unrealized appreciation (depreciation)	59,597	204,696	159,708

Net increase in net assets resulting from operations	186,546	279,913	238,149

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(140)	(40)	(136)
Institutional Class	(19,556)	(5,542)	(18,911)

	(19,696)	(5,582)	(19,047)

Capital Share Transactions:
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	140	40	136
Institutional Class	19,556	5,542	18,911

	19,696	5,582	19,047

Increase in net assets derived from capital share transactions	19,696	5,582	19,047

Net Increase in Net Assets	186,546	279,913	238,149

Net Assets:
Beginning of period	2,557,704	2,277,791	2,039,642

End of period (including undistributed net investment income of $8,877, $13,371, and $5,355, respectively)	$2,744,250	$2,557,704	$2,277,791

* During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October.

See accompanying notes, which are an integral part of the financial statements.

10

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Financial highlights

Delaware Large Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:

Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended 4/30/14[1]	5/1/13 to 10/31/13[2]	Year ended
(Unaudited)		4/30/13	4/30/12	4/30/11	4/30/10	4/30/09
$11.430	$10.200	$9.220	$8.690	$7.590	$5.630	$8.930

0.068	0.061	0.097	0.077	0.052	0.038	0.081
0.760	1.194	0.969	0.525	1.092	1.978	(3.293)

0.828	1.255	1.066	0.602	1.144	2.016	(3.212)

(0.088)	(0.025)	(0.086)	(0.072)	(0.044)	(0.056)	(0.088)

(0.088)	(0.025)	(0.086)	(0.072)	(0.044)	(0.056)	(0.088)

$12.170	$11.430	$10.200	$9.220	$8.690	$7.590	$5.630

7.27%	12.33%	11.68%	7.04%	15.12%	35.93%	(36.04% )

$19	$18	$16	$15	$14	$31	$10
0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

3.37%	3.80%	2.32%	2.93%	3.60%	3.05%	1.87%
1.15%	1.11%	1.04%	0.92%	0.69%	0.56%	1.20%

(1.27% )	(1.74% )	(0.33% )	(1.06% )	(1.96% )	(1.54% )	0.28%
15%	9%	21%	41%	46%	65%	38%

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Financial highlights

Delaware Large Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/14[1]	5/1/13 to 10/31/13[2]	Year ended
(Unaudited)		4/30/13	4/30/12	4/30/11	4/30/10	4/30/09
$11.430	$10.200	$9.220	$8.690	$7.600	$5.630	$8.930

0.068	0.061	0.097	0.077	0.052	0.038	0.081
0.760	1.194	0.969	0.525	1.082	1.988	(3.293)

0.828	1.255	1.066	0.602	1.134	2.026	(3.212)

(0.088)	(0.025)	(0.086)	(0.072)	(0.044)	(0.056)	(0.088)

(0.088)	(0.025)	(0.086)	(0.072)	(0.044)	(0.056)	(0.088)

$12.170	$11.430	$10.200	$9.220	$8.690	$7.600	$5.630

7.27%	12.33%	11.68%	7.04%	15.12%	36.11%	(36.04% )

$2,725	$2,540	$2,262	$2,025	$1,891	$1,644	$1,418
0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

3.37%	3.55%	2.07%	2.68%	3.35%	2.80%	1.62%
1.15%	1.11%	1.04%	0.92%	0.69%	0.56%	1.20%

(1.27% )	(1.49% )	(0.08% )	(0.81% )	(1.71% )	(1.29% )	0.53%
15%	9%	21%	41%	46%	65%	38%

15

Notes to financial statements

Delaware Large Cap Core Fund	April 30, 2014 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Large Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of April 30, 2014, Class C and Class R have not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

16

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended April 30, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2014, the Fund earned less than one dollar under this agreement.

17

Notes to financial statements

Delaware Large Cap Core Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.95% of the Fund’s average daily net assets from Nov. 1, 2013 through April 30, 2014*. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund, and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2014, the Fund was charged $64 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended April 30, 2014, the amount charged by DSC was $291. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

*The waiver period is May 1, 2013 to Feb. 27, 2015. The waiver was voluntary prior to Feb. 27, 2014.

18

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.50% of the average daily net assets of the Class R shares, respectively. DDLP has voluntarily agreed to waive all distribution and service fees. The distributor’s waivers may be discontinued at any time because it is voluntary. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2014, the Fund was charged $63 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2014, DDLP earned $0 for commissions of sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2014, the Fund made purchases of $409,614 and sales of $391,353 of investment securities other than short-term investments.

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$1,930,132

Aggregate unrealized appreciation	$848,745
Aggregate unrealized depreciation	(10,389)

Net unrealized appreciation	$838,356

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2013 will expire as follows: $210,714 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after

19

Notes to financial statements

Delaware Large Cap Core Fund

3. Investments (continued)

the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

20

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock	$2,739,955	$—	$2,739,955
Short-Term Investments	—	28,533	28,533

Total	$2,739,955	$28,533	$2,768,488

During the six months ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. At April 30, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/14	5/1/13 to 10/31/13	Year ended 4/30/13
Shares issued upon reinvestment of dividends and distributions:
Class A	11	4	15
Institutional Class	1,671	539	2,093

	1,682	543	2,108

Net increase	1,682	543	2,108

DMC and its affiliates may provide the initial seed capital in connection with the creation of a Delaware Investments product, such as the Delaware Large Cap Core Fund. At April 30, 2014, 2 shareholders owned 1,589 Class A shares, which represented 99.83% of the total Class A shares and Delaware Investments owned 100.00% of the Institutional Class shares.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

21

Notes to financial statements

Delaware Large Cap Core Fund

5. Line of Credit (continued)

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of April 30, 2014 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

22

At April 30, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$4,582	$(4,582)	$—	$—
Bank of Montreal	1,528	(1,528)	—	—
BNP Paribas	17,890	(17,890)	—	—

Total	$24,000	$(24,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to

23

Notes to financial statements

Delaware Large Cap Core Fund

7. Securities Lending (continued)

pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2014, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investment in illiquid securities. As of April 30, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

24

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s financial statements.

25

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
		International Miami, FL	J. Richard Zecher Founder Investor Analytics Scottsdale, AZ
Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Large Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

26

Semiannual report

U.S. growth equity mutual fund

Delaware Select Growth Fund

April 30, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Select Growth Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Select Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2013 to April 30, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

Delaware Select Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratio	Expenses Paid During Period 11/1/13 to 4/30/14*

Actual Fund return†
Class A	$1,000.00	$1,015.90	1.25%	$6.25
Class B	1,000.00	1,014.50	1.55%	7.74
Class C	1,000.00	1,012.00	2.00%	9.98
Class R	1,000.00	1,014.50	1.50%	7.49
Institutional Class	1,000.00	1,017.00	1.00%	5.00

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.60	1.25%	$6.26
Class B	1,000.00	1,017.11	1.55%	7.75
Class C	1,000.00	1,014.88	2.00%	9.99
Class R	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and

top 10 equity holdings

Delaware Select Growth Fund	As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stocks²	97.82%
Consumer Discretionary	27.29%
Consumer Staples	1.64%
Energy	5.40%
Financial Services	16.14%
Healthcare	9.99%
Materials & Processing	0.18%
Producer Durables	3.57%
Technology	32.44%
Utilities	1.17%

Limited Partnership	0.40%

Short-Term Investments	0.84%

Total Value of Securities	99.06%

Receivables and Other Assets Net of Liabilities	0.94%

Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Discretionary and Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Consumer Discretionary industries include apparel, commercial services, internet, leisure time, lodging, media, and retail. As of April 30, 2014 such amounts, as percentage of total net assets, were 0.13%, 3.18%, 11.36%, 0.22%, 0.20%, 0.68%, and 11.52%, respectively. The Technology sector industries include computers, internet, semiconductors, software, and telecommunications. As of April 30, 2014 such amounts, as percentage of total net assets, were 2.45%, 8.12%, 3.80%, 14.39%, and 3.68% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Consumer Discretionary and Technology sectors” for financial reporting purposes may exceed 25%.

Security type / sector allocation and

top 10 equity holdings

Delaware Select Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Microsoft	5.46%
CommonWealth REIT	5.26%
DineEquity	3.82%
VeriFone Systems	3.70%
QUALCOMM	3.58%
EOG Resources	3.56%
Celgene	3.50%
K12	3.18%
Adobe Systems	2.98%
Crown Castle International	2.93%

Schedule of investments

Delaware Select Growth Fund	April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.82%²

Consumer Discretionary – 27.29%
Arezzo Industria e Comercio	771,370	$8,618,814
Charter Communications Class A †	8,300	1,124,899
Coupons.com †	1,146,842	19,289,882
DineEquity	525,528	39,840,278
Disney (Walt)	75,000	5,950,500
Dunkin’ Brands Group	141,500	6,439,665
eBay †	534,950	27,726,459
HomeAway †	46,725	1,524,169
InterContinental Hotels Group	62,050	2,114,225
Interval Leisure Group	90,500	2,332,185
K12 @†	1,401,550	33,188,704
L Brands	440,525	23,876,455
Liberty Interactive Class A †	761,325	22,124,105
NIKE Class B	18,600	1,356,870
Priceline Group †	21,095	24,422,736
Sally Beauty Holdings †	809,564	22,190,149
Shutterstock †	185,525	13,452,418
Start Today	476,500	9,971,467
Ulta Salon Cosmetics & Fragrance †	219,925	19,289,622

		284,833,602

Consumer Staples – 1.64%
Walgreen	251,775	17,095,523

		17,095,523

Energy – 5.40%
Core Laboratories	86,470	16,228,690
EOG Resources	379,225	37,164,050
Kinder Morgan	89,562	2,925,095

		56,317,835

Financial Services – 16.14%
Affiliated Managers Group †	61,500	12,189,300
CME Group	81,275	5,720,947
CommonWealth REIT	2,161,150	54,914,821
Heartland Payment Systems	243,050	9,950,467
IntercontinentalExchange Group	63,175	12,915,497
Japan Exchange Group	555,000	10,957,198
MasterCard Class A	252,475	18,569,536
MSCI Class A †	354,650	14,377,511
Progressive	268,150	6,502,637
Visa Class A	110,550	22,398,536

		168,496,450

Healthcare – 9.99%
ABIOMED †	644,475	15,267,613

Schedule of investments

Delaware Select Growth Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Healthcare (continued)
Allergan	176,550	$29,279,052
athenahealth †	57,425	7,100,027
Celgene †	248,550	36,539,335
Novo Nordisk ADR	234,775	10,656,437
Perrigo	37,400	5,417,764

		104,260,228

Materials & Processing – 0.18%
Syngenta ADR	23,475	1,843,961

		1,843,961

Producer Durables – 3.57%
Edenred	317,926	10,721,751
Expeditors International of Washington	182,566	7,529,022
Experian	104,475	2,003,913
Graco	75,850	5,499,125
Intertek Group	93,850	4,604,878
Kone Class B	111,950	4,786,427
Localiza Rent a Car	142,550	2,131,571

		37,276,687

Technology – 32.44%
Adobe Systems †	503,350	31,051,661
Apple	6,275	3,702,815
ARM Holdings ADR	50,000	2,276,000
Baidu ADR †	23,775	3,657,784
Crown Castle International	420,050	30,550,237
Ellie Mae †	330,675	8,065,163
Equinix †	62,125	11,667,696
Google Class A †	22,775	12,181,892
Google Class C †	22,775	11,994,681
Intuit	204,725	15,507,919
Kakaku.Com	993,700	14,145,023
Logitech International Class R	434,182	5,870,324
Microsoft	1,411,425	57,021,570
NeuStar Class A †	305,275	7,851,673
NIC	390,725	7,165,897
Opower †	99,950	1,824,087
QUALCOMM	474,375	37,338,056
Teradata †	352,200	16,011,012
Twitter †	73,777	2,875,090
VeriFone Systems †	1,154,129	38,594,074
VeriSign †	16,221	765,307
Yelp †	316,485	18,457,405

		338,575,366

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Utilities – 1.17%
j2 Global	263,400	$12,211,224

		12,211,224

Total Common Stock (cost $773,654,301)		1,020,910,876

Limited Partnership – 0.40%

Plains GP Holdings Class A	150,000	4,135,500

Total Limited Partnership (cost $3,302,398)		4,135,500

	Principal amount°

Short-Term Investments – 0.84%

Repurchase Agreements – 0.58%
Bank of America Merrill Lynch
0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $1,160,120 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $1,183,322)	1,160,119	1,160,119
Bank of Montreal
0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $386,707 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $394,441)	386,706	386,706
BNP Paribas
0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $4,529,181 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $4,619,758)	4,529,175	4,529,175

		6,076,000

U.S. Treasury Obligation – 0.26%≠
U.S. Treasury Bill 0.093% 11/13/14	2,721,337	2,720,708

		2,720,708

Total Short-Term Investments (cost $8,795,967)		8,796,708

Total Value of Securities – 99.06% (cost $785,752,666)		$1,033,843,084

Schedule of investments

Delaware Select Growth Fund

@	Illiquid security. At April 30, 2014, the aggregate value of illiquid securities was $33,188,704, which represented 3.18% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

The following foreign currency exchange contracts were outstanding at April 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR (1,230,368)	USD 1,703,082	5/2/14	$(3,739)
BNYM	GBP (6,143,790)	USD 10,325,785	5/1/14	(47,613)
BNYM	JPY (29,816,209)	USD 291,802	5/1/14	100

				$(51,252)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

EUR – European Monetary Unit

GBP – British Pound Sterling

JPY – Japanese Yen

REIT – Real Estate Investment Trust

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Select Growth Fund	April 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$1,025,046,376
Short-term investments, at value[2]	8,796,708
Receivable for securities sold	20,864,580
Receivable for fund shares sold	1,174,835
Dividends and interest receivable	908,632
Unrealized gain on foreign currency exchange contracts	100
Other assets	1,203

Total assets	1,056,792,434

Liabilities:
Cash overdraft	131,028
Payable for securities purchased	8,769,997
Payable for fund shares redeemed	2,896,494
Investment management fees payable	627,901
Other accrued expenses	421,631
Distribution fees payable	197,281
Other affiliates payable	42,449
Trustees’ fees and expenses payable	2,805
Unrealized loss on foreign currency exchange contracts	51,352

Total liabilities	13,140,938

Total Net Assets	$1,043,651,496

Net Assets Consist of:
Paid-in capital	$765,164,634
Accumulated net investment income	591,131
Accumulated net realized gain on investments	29,797,952
Net unrealized appreciation of investments and derivatives	248,097,779

Total Net Assets	$1,043,651,496

[1]Investments, at cost	$776,956,699
[2]Short-term investments, at cost	8,795,967

Net Asset Value
Class A:
Net assets	$456,640,287
Shares of beneficial interest outstanding, unlimited authorization, no par	9,388,547
Net asset value per share	$48.64
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$51.61

Class B:
Net assets	$6,789,811
Shares of beneficial interest outstanding, unlimited authorization, no par	162,892
Net asset value per share	$41.68

Class C:
Net assets	$108,396,623
Shares of beneficial interest outstanding, unlimited authorization, no par	2,636,569
Net asset value per share	$41.11

Class R:
Net assets	$19,184,575
Shares of beneficial interest outstanding, unlimited authorization, no par	406,382
Net asset value per share	$47.21

Institutional Class:
Net assets	$452,640,200
Shares of beneficial interest outstanding, unlimited authorization, no par	8,897,704
Net asset value per share	$50.87

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Select Growth Fund	Six months ended April 30, 2014 (Unaudited)

Investment Income:
Dividends	$7,443,423
Interest	5,244
Foreign tax withheld	(125,539)

7,323,128

Expenses:
Management fees	3,945,162
Distribution expenses — Class A	608,642
Distribution expenses — Class B	46,723
Distribution expenses — Class C	576,722
Distribution expenses — Class R	48,027
Dividend disbursing and transfer agent fees and expenses	1,007,485
Accounting and administration expenses	195,291
Reports and statements to shareholders	101,213
Legal fees	67,550
Registration fees	51,180
Custodian fees	34,771
Trustees’ fees and expenses	28,315
Audit and tax	21,199
Other	21,453

6,753,733
Less waived distribution expenses — Class B	(21,229)
Less expense paid indirectly	(507)

Total operating expenses	6,731,997

Net Investment Income	591,131

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	53,143,965
Foreign currencies	(103,058)
Foreign currency exchange contracts	(41,121)

Net realized gain	52,999,786

Net change in unrealized appreciation (depreciation) of:
Investments	(33,831,010)
Foreign currencies	55,965
Foreign currency exchange contracts	(51,252)

Net change in unrealized appreciation (depreciation)	(33,826,297)

Net Realized and Unrealized Gain	19,173,489

Net Increase in Net Assets Resulting from Operations	$19,764,620

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Select Growth Fund

	Six months ended 4/30/14 (Unaudited)	5/1/13 to 10/31/13*	Year ended 4/30/13

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$591,131	$(965,321)	$(742,207)
Net realized gain	52,999,786	67,302,926	27,403,407
Net change in unrealized appreciation (depreciation)	(33,826,297)	56,020,092	51,303,468

Net increase in net assets resulting from operations	19,764,620	122,357,697	77,964,668

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	(17,351,802)	—	—
Class B	(462,623)	—	—
Class C	(4,805,334)	—	—
Class R	(642,829)	—	—
Institutional Class	(15,710,265)	—	—

	(38,972,853)	—	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	27,274,740	38,390,794	167,465,075
Class B	4,339	34,863	51,136
Class C	2,860,029	2,767,596	14,253,901
Class R	4,035,873	6,248,260	7,537,369
Institutional Class	73,225,792	80,689,197	244,103,444

Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	16,860,803	—	—
Class B	454,001	—	—
Class C	4,630,950	—	—
Class R	642,826	—	—
Institutional Class	15,202,257	—	—

	145,191,610	128,130,710	433,410,925

	Six months ended 4/30/14 (Unaudited)	5/1/13 to 10/31/13*	Year ended 4/30/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(68,212,334)	$(69,896,815)	$(125,285,078)
Class B	(4,786,726)	(5,702,166)	(10,281,457)
Class C	(11,548,610)	(9,250,903)	(21,729,850)
Class R	(3,765,213)	(3,019,236)	(4,282,240)
Institutional Class	(75,002,706)	(52,708,212)	(149,958,269)

	(163,315,589)	(140,577,332)	(311,536,894)

Increase (Decrease) in net assets derived from capital share transactions	(18,123,979)	(12,446,622)	121,874,031

Net Increase (Decrease) in Net Assets	(37,332,212)	109,911,075	199,838,699

Net Assets:
Beginning of period	1,080,983,708	971,072,633	771,233,934

End of period (including undistributed (distributions in excess of) net investment income of $591,131, $ — and $(337,089), respectively)	$1,043,651,496	$1,080,983,708	$971,072,633

*	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/14[1]	5/1/13 to		Year ended
(Unaudited)	10/31/13[2]		4/30/13		4/30/12		4/30/11		4/30/10		4/30/09

$ 49.600	$ 44.010		$ 40.730		$ 36.730		$ 27.950		$ 18.860		$ 27.300

0.021	(0.045)		(0.025)		(0.194)		(0.139)		(0.209)		(0.041)
0.796	5.635		3.305		4.194		8.919		9.299		(8.399)
0.817	5.590		3.280		4.000		8.780		9.090		(8.440)

(1.777)	—		—		—		—		—		—
(1.777)	—		—		—		—		—		—

$ 48.640	$ 49.600		$ 44.010		$ 40.730		$ 36.730		$ 27.950		$ 18.860

1.59%	12.70%		8.05%		10.89%		31.41%		48.20%		(30.92%	)

$456,640	$489,286		$463,627		$386,254		$267,563		$150,016		$106,919
1.25%	1.25%		1.27%		1.35%		1.51%		1.50%		1.49%
1.25%	1.25%		1.27%		1.35%		1.58%		1.73%		1.85%
0.09%	(0.19%	)	(0.06%	)	(0.53%	)	(0.45%	)	(0.89%	)	(0.20%	)
0.09%	(0.19%	)	(0.06%	)	(0.53%	)	(0.52%	)	(1.12%	)	(0.56%	)
20%	20%		38%		25%		41%		49%		66%

Financial highlights

Delaware Select Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/14[1]	5/1/13 to		Year ended
(Unaudited)	10/31/13[2]		4/30/13		4/30/12		4/30/11		4/30/10		4/30/09

$ 42.800	$ 38.120		$ 35.550		$ 32.300		$ 24.760		$ 16.830		$ 24.550

(0.045)	(0.191)		(0.285)		(0.408)		(0.333)		(0.355)		(0.182)
0.702	4.871		2.855		3.658		7.873		8.285		(7.538)
0.657	4.680		2.570		3.250		7.540		7.930		(7.720)

(1.777)	—		—		—		—		—		—
(1.777)	—		—		—		—		—		—

$ 41.680	$ 42.800		$ 38.120		$ 35.550		$ 32.300		$ 24.760		$ 16.830

1.45%	12.28%		7.23%		10.06%		30.45%		47.12%		(31.45%	)

$ 6,790	$ 11,236		$ 15,328		$ 24,562		$ 31,713		$ 15,012		$ 19,222
1.55%	2.00%		2.02%		2.10%		2.26%		2.25%		2.24%
2.00%	2.00%		2.02%		2.10%		2.33%		2.48%		2.60%
(0.21%)	(0.94%	)	(0.81%	)	(1.28%	)	(1.20%	)	(1.64%	)	(0.95%	)
(0.66%)	(0.94%	)	(0.81%	)	(1.28%	)	(1.27%	)	(1.87%	)	(1.31%	)
20%	20%		38%		25%		41%		49%		66%

Financial highlights

Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/14[1]	5/1/13 to		Year ended
(Unaudited)	10/31/13[2]		4/30/13		4/30/12		4/30/11		4/30/10		4/30/09

$ 42.340	$ 37.710		$ 35.170		$ 31.950		$ 24.500		$ 16.650		$ 24.290

(0.140)	(0.189)		(0.282)		(0.406)		(0.329)		(0.357)		(0.173)
0.687	4.819		2.822		3.626		7.779		8.207		(7.467)
0.547	4.630		2.540		3.220		7.450		7.850		(7.640)

(1.777)	—		—		—		—		—		—
(1.777)	—		—		—		—		—		—

$ 41.110	$ 42.340		$ 37.710		$ 35.170		$ 31.950		$ 24.500		$ 16.650

1.20%	12.28%		7.22%		10.08%		30.41%		47.15%		(31.45%	)

$108,397	$115,635		$109,164		$108,994		$ 71,800		$ 29,502		$ 23,030
2.00%	2.00%		2.02%		2.10%		2.26%		2.25%		2.24%
2.00%	2.00%		2.02%		2.10%		2.33%		2.48%		2.60%
(0.66%)	(0.94%	)	(0.81%	)	(1.28%	)	(1.20%	)	(1.64%	)	(0.95%	)
(0.66%)	(0.94%	)	(0.81%	)	(1.28%	)	(1.27%	)	(1.87%	)	(1.31%	)
20%	20%		38%		25%		41%		49%		66%

Financial highlights

Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/14[1]	5/1/13 to		Year ended
(Unaudited)	10/31/13[2]		4/30/13		4/30/12		4/30/11		4/30/10		4/30/09

$ 48.250	$ 42.870		$ 39.770		$ 35.960		$ 27.430		$ 18.550		$ 26.930

(0.040)	(0.101)		(0.124)		(0.282)		(0.222)		(0.265)		(0.092)
0.777	5.481		3.224		4.092		8.752		9.145		(8.288)
0.737	5.380		3.100		3.810		8.530		8.880		(8.380)

(1.777)	—		—		—		—		—		—
(1.777)	—		—		—		—		—		—

$ 47.210	$ 48.250		$ 42.870		$ 39.770		$ 35.960		$ 27.430		$ 18.550

1.45%	12.55%		7.79%		10.60%		31.10%		47.87%		(31.12%	)

$ 19,184	$ 18,681		$ 13,428		$ 9,294		$ 4,607		$ 807		$ 671
1.50%	1.50%		1.52%		1.60%		1.76%		1.75%		1.74%
1.50%	1.58%		1.62%		1.70%		1.93%		2.08%		2.20%
(0.16%)	(0.44%	)	(0.31%	)	(0.78%	)	(0.70%	)	(1.14%	)	(0.45%	)
(0.16%)	(0.56%	)	(0.41%	)	(0.88%	)	(0.87%	)	(1.47%	)	(0.91%	)
20%	20%		38%		25%		41%		49%		66%

Financial highlights

Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/14[1]	5/1/13 to	Year ended
(Unaudited)	10/31/13[2]	4/30/13	4/30/12		4/30/11		4/30/10		4/30/09

$ 51.730	$ 45.850	$ 42.320	$ 38.070		$ 28.900		$ 19.450		$ 28.090

0.087	0.015	0.079	(0.107)		(0.063)		(0.150)		0.010
0.830	5.865	3.451	4.357		9.233		9.600		(8.650)
0.917	5.880	3.530	4.250		9.170		9.450		(8.640)

(1.777)	—	—	—		—		—		—
(1.777)	—	—	—		—		—		—

$ 50.870	$ 51.730	$ 45.850	$ 42.320		$ 38.070		$ 28.900		$ 19.450

1.70%	12.82%	8.34%	11.16%		31.73%		48.59%		(30.76%	)

$452,640	$446,146	$369,526	$242,130		$119,948		$ 53,651		$ 45,149
1.00%	1.00%	1.02%	1.10%		1.26%		1.25%		1.24%
1.00%	1.00%	1.02%	1.10%		1.33%		1.48%		1.60%
0.34%	0.60%	0.19%	(0.28%	)	(0.20%	)	(0.64%	)	0.05%
0.34%	0.60%	0.19%	(0.28%	)	(0.27%	)	(0.87%	)	(0.31%	)
20%	20%	38%	25%		41%		49%		66%

Notes to financial statements
Delaware Select Growth Fund	April 30, 2014 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Notes to financial statements

Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually, and may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2014.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2014, the Fund earned $507, under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2014, the Fund was charged $26,518, for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended April 30, 2014, the amount charged by DSC was $120,830. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.50% of the average daily net assets of the Class R shares. Effective Jan. 2, 2014 through April 30, 2014*, the distribution and service fee for Class B shares was contractually limited to 0.25% of average daily net assets.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2014, the Fund was charged $27,023 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2014, DDLP earned $13,072 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2014, DDLP received gross CDSC commissions of $32 and $651 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/ dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual waiver period is Jan. 2, 2014 through Aug. 28, 2015.

Notes to financial statements

Delaware Select Growth Fund

3. Investments

For the six months ended April 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$217,367,503
Sales	$251,986,290

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$787,126,567

Aggregate unrealized appreciation	$272,770,399
Aggregate unrealized depreciation	(26,053,882)

Net unrealized appreciation	$246,716,517

For federal income tax purposes, capital loss carryforwards of $21,722,104 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2013 will expire as follows: $10,725,266 expires in 2015 and $11,046,838 expires in 2016.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock	$1,020,910,876	$—	$1,020,910,876
Limited Partnership	4,135,500	—	4,135,500
Short-Term Investments	—	8,796,708	8,796,708

Total	$1,025,046,376	$8,796,708	$1,033,843,084

Foreign Currency Exchange Contracts	$—	$(51,252)	$(51,252)

During the period ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Notes to financial statements

Delaware Select Growth Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/14	5/1/13 to 10/31/13	Year ended 4/30/13
Shares sold:
Class A	542,367	833,177	4,141,291
Class B	54	870	1,424
Class C	67,857	69,251	420,846
Class R	82,545	140,225	188,960
Institutional Class	1,398,830	1,657,906	5,865,039
Shares issued upon reinvestment of dividends and distributions:
Class A	341,867	—	—
Class B	10,738	—	—
Class C	110,762	—	—
Class R	13,417	—	—
Institutional Class	295,017	—	—
	2,863,454	2,701,429	10,617,560
Shares redeemed:
Class A	(1,360,653)	(1,503,326)	(3,089,492)
Class B	(110,392)	(140,454)	(290,297)
Class C	(272,898)	(232,992)	(625,602)
Class R	(76,724)	(66,333)	(109,369)
Institutional Class	(1,419,853)	(1,094,431)	(3,525,607)
	(3,240,520)	(3,037,536)	(7,640,367)
Net increase (decrease)	(377,066)	(336,107)	2,977,193

For the periods Nov. 1, 2013 to April 30, 2014 and May 1, 2013 to Oct. 31, 2013 and year ended April 30, 2013,28,593 Class B shares were converted to 24,505 Class A shares valued at $1,242,311, 36,184 Class B shares were converted to 31,287 Class A shares valued at $1,464,263, and 108,442 Class B shares were converted to 94,300 Class A shares valued at $3,846,650, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of April 30, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

At April 30, 2014, the Fund had foreign currency risk, which is disclosed in the statement of operations.

Notes to financial statements

Delaware Select Growth Fund

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended April 30, 2014.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$621,574	$430,936

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At April 30, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(2,831)	$(2,831)

		Fair Value of Non-Cash	Cash Collateral	Fair Value of Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Amount(a)
BNY Mellon	$(51,252)	$—	$—	$—	$—	$(51,252)

Master Repurchase Agreements

		Fair Value of Non-Cash	Cash Collateral
Counterparty	Repurchase Agreements	Collateral Received	Received	Net Amount(a)
Bank of America Merrill Lynch	$1,160,119	$(1,160,119)	$—	$—
Bank of Montreal	386,706	(386,706)	—	—
BNP Paribas	4,529,175	(4,529,175)	—	—
Total	$6,076,000	$(6,076,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in

Notes to financial statements

Delaware Select Growth Fund

8. Securities Lending (continued)

U.S. government securities and high quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended April 30, 2014, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2014, there were no Rule 144A securities held in the Fund. Illiquid securities have been identified in the schedule of investments.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Effective June 3, 2014, Jackson Square Partners, LLC (JSP) is serving as sub-advisor to the Fund.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne

Chairman, President, and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Private Investor

Rosemont, PA

Affiliated officers

David F. Connor

Senior Vice President,

Deputy General Counsel,

and Secretary

Delaware Investments

Family of Funds

Philadelphia, PA

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Investments

Family of Funds

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

Philadelphia, PA

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

David P. O’Connor

Executive Vice President,

General Counsel,

and Chief Legal Officer

Delaware Investments

Family of Funds

Philadelphia, PA

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments

Family of Funds

Philadelphia, PA

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

            Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

            Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS III

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 27, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 27, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 27, 2014